Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Class A Ordinary Shares		Class A	Class B Ordinary Shares	Class B	Additional paid-in capital	Statutory surplus reserves	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2021	$ 1					$ 1,487	$ 789	$ 33,014	$ 1,541	$ 36,832
Balance (in Shares) at Dec. 31, 2021	13,500,000			9,000,000
Net income								4,331		4,331
Foreign currency translation adjustment									(2,059)	(2,059)
Balance at Jun. 30, 2022	$ 1					1,487	789	37,345	(518)	39,104
Balance (in Shares) at Jun. 30, 2022	13,500,000			9,000,000
Balance at Dec. 31, 2022	$ 1					1,487	789	40,832	(2,000)	41,109
Balance (in Shares) at Dec. 31, 2022	13,500,000		13,500,000	9,000,000	9,000,000
Net income								1,357		1,357
Net Proceeds from the initial public offering		[1]				13,406				13,406
Net Proceeds from the initial public offering (in Shares)	4,000,000
Foreign currency translation adjustment									(2,596)	(2,596)
Balance at Jun. 30, 2023	$ 1					$ 14,893	$ 789	$ 42,189	$ (4,596)	$ 53,276
Balance (in Shares) at Jun. 30, 2023	17,500,000		17,500,000	9,000,000	9,000,000

[1]	represents amount less than $1,000.